Reinsurance Activity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Reinsurance Activity
Reinsurance Activity

19. Reinsurance Activity

NLC limits the maximum net loss that can arise from large risks or risks in concentrated areas of exposure by reinsuring (ceding) certain levels of risk. Substantial amounts of business are ceded, and these reinsurance contracts do not relieve NLC from its obligations to policyholders. Such reinsurance includes quota share, excess of loss, catastrophe, and other forms of reinsurance on essentially all property and casualty lines of insurance. Net insurance premiums earned, losses and LAE and policy acquisition and other underwriting expenses are reported net of the amounts related to reinsurance ceded to other companies. Amounts recoverable from reinsurers related to the portions of the liability for losses and LAE and unearned insurance premiums ceded to them are reported as assets. Failure of reinsurers to honor their obligations could result in losses to NLC; consequently, allowances are established for amounts deemed uncollectible as NLC evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At June 30, 2014, reinsurance receivables have a carrying value of $4.1 million, which is included in other assets within the consolidated balance sheet. There was no allowance for uncollectible accounts at June 30, 2014, based on NLC’s quality requirements.

The effects of reinsurance on premiums written and earned are summarized as follows (in thousands).

	Three Months Ended June 30,				Six Months Ended June 30,
	2014		2013		2014		2013
	Written	Earned	Written	Earned	Written	Earned	Written	Earned
Premiums from direct business	$47,999	$43,534	$47,950	$41,943	$91,770	$86,293	$89,807	$82,490
Reinsurance assumed	2,677	2,178	2,120	1,748	4,910	4,198	3,873	3,378
Reinsurance ceded	(5,295)	(4,935)	(5,224)	(5,101)	(9,481)	(9,395)	(9,779)	(9,805)
Net premiums	$45,381	$40,777	$44,846	$38,590	$87,199	$81,096	$83,901	$76,063

The effects of reinsurance on incurred losses are as follows (in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Loss and LAE incurred	$36,455	$49,537	$54,207	$70,949
Reinsurance recoverables	(1,180)	(1,377)	(595)	(1,604)
Net loss and LAE incurred	$35,275	$48,160	$53,612	$69,345

Multi-line excess of loss coverage

In addition to the catastrophe reinsurance noted below, both NLIC and ASIC participate in an excess of loss program placed with various reinsurers. This program is limited to each risk with respect to property and liability in the amount of $500,000 for each of NLIC and ASIC. Each of NLIC and ASIC retain $500,000 in this program.

Catastrophic coverage

At June 30, 2014, NLC had catastrophic excess of loss reinsurance coverage of losses per event in excess of $8 million retention by NLIC and $1.5 million retention by ASIC. ASIC maintained an underlying layer of coverage, providing $6.5 million in excess of its $1.5 million retention to bridge to the primary program. The reinsurance in excess of $8 million is comprised of four layers of protection: $17 million in excess of $8 million retention; $25 million in excess of $25 million loss; $50 million in excess of $50 million loss and $40 million in excess of $100 million loss. NLIC and ASIC retain no participation in any of the layers, beyond the first $8 million and $1.5 million, respectively. At June 30, 2014, total retention for any one catastrophe that affects both NLIC and ASIC was limited to $8 million in the aggregate.

Additionally, NLC purchased an underlying excess of loss contract that provides $10 million aggregate coverage for sub-catastrophic events. NLC retains a 34% participation in this coverage.

29. Reinsurance Activity

NLC limits the maximum net loss that can arise from large risks or risks in concentrated areas of exposure by reinsuring (ceding) certain levels of risk. Substantial amounts of business are ceded, and these reinsurance contracts do not relieve NLC from its obligations to policyholders. Such reinsurance includes quota share, excess of loss, catastrophe, and other forms of reinsurance on essentially all property and casualty lines of insurance. Net insurance premiums earned, losses and LAE and policy acquisition and other underwriting expenses are reported net of the amounts related to reinsurance ceded to other companies. Amounts recoverable from reinsurers related to the portions of the liability for losses and LAE and unearned insurance premiums ceded to them are reported as assets. Failure of reinsurers to honor their obligations could result in losses to NLC; consequently, allowances are established for amounts deemed uncollectible as NLC evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2013, reinsurance receivables have a carrying value of $5.2 million, which is included in other assets within the consolidated balance sheet. There was no allowance for uncollectible accounts at December 31, 2013, based on NLC’s quality requirements.

Reinsurers with a balance in excess of 5% of the Company’s outstanding reinsurance receivables at December 31, 2013 are listed below (in thousands).

	Balances
	Due From	A.M. Best
	Reinsurers	Rating
Federal Emergency Management Agency	$3,875	N/A
General Reinsurance	1,119	A++
Lloyd’s Syndicate # 2001	409	A+
Hannover Rueckversicherung	295	A+
R+V Versicherung AG	360	N/A
	$6,058

The effects of reinsurance on premiums written and earned are summarized as follows (in thousands).

	Year Ended December 31,
	2013		2012		2011
	Written	Earned	Written	Earned	Written	Earned
Premiums from direct business	$173,982	$168,942	$163,780	$162,383	$155,054	$147,419
Reinsurance assumed	7,987	7,202	6,422	5,882	5,388	5,176
Reinsurance ceded	(18,528)	(18,611)	(19,751)	(21,564)	(18,705)	(18,547)
Net premiums	$163,441	$157,533	$150,451	$146,701	$141,737	$134,048

The effects of reinsurance on incurred losses are as follows (in thousands).

	Year Ended December 31,
	2013	2012	2011
Loss and LAE incurred	$117,089	$115,347	$92,655
Reinsurance recoverables	(6,334)	(6,188)	4,079
Net loss and LAE incurred	$110,755	$109,159	$96,734

Multi-line excess of loss coverage

In addition to the catastrophe reinsurance noted below, both NLIC and ASIC participate in an excess of loss program with General Reinsurance Corporation. The General Reinsurance Corporation program is limited to each risk with respect to property and liability in the amount of $700,000 for each of NLIC and ASIC. Each of NLIC and ASIC retain $300,000 in this program. Effective January 1, 2014, the program limited each risk for property and liability in the amount of $500,000 for each of NLIC and ASIC, with the retention increasing to $500,000.

Catastrophic coverage

NLC’s liabilities for losses and loss adjustment expenses include liabilities for reported losses, liabilities for incurred but not reported, or IBNR, losses and liabilities for loss adjustment expenses, or LAE, less a reduction for reinsurance recoverables related to those liabilities. The amount of liabilities for reported claims is based primarily on a claim-by-claim evaluation of coverage, liability, injury severity or scope of property damage, and any other information considered relevant to estimating exposure presented by the claim. The amounts of liabilities for IBNR losses and LAE are estimated on the basis of historical trends, adjusted for changes in loss costs, underwriting standards, policy provisions, product mix and other factors. Estimating the liability for unpaid losses and LAE is inherently judgmental and is influenced by factors that are subject to significant variation. Liabilities for LAE are intended to cover the ultimate cost of settling claims, including investigation and defense of lawsuits resulting from such claims. Based upon the contractual terms of the reinsurance agreements, reinsurance recoverables offset, in part, NLC’s gross liabilities.

At December 31, 2013, NLC has catastrophic excess of loss reinsurance coverage of losses per event in excess of $8 million retention by NLIC and $1.5 million retention by ASIC. ASIC maintains an underlying layer of coverage, providing $6.5 million in excess of its $1.5 million retention to bridge to the primary program. The reinsurance in excess of $8 million is comprised of four layers of protection: $17 million in excess of $8 million retention; $25 million in excess of $25 million loss; $50 million in excess of $50 million loss and $40 million ($70 million through June 30, 2013) in excess of $100 million loss. NLIC and ASIC retain no participation in any of the layers, beyond the first $8 million and $1.5 million, respectively. At December 31, 2013, total retention for any one catastrophe that affects both NLIC and ASIC was limited to $8 million in the aggregate.

Effective July 1, 2013, NLC renewed its catastrophic reinsurance contract for its third and fourth layers of reinsurance for a two year period. In the contract renewal, the coverage provided by the fourth layer changed to reflect the reduction of exposure in Texas primarily as a result of NLIC exiting the Texas coast and reducing its exposure in Harris County, Texas. The coverage provides $40 million in excess of $100 million loss, resulting in catastrophic excess of loss reinsurance coverage up to $140 million.

Effective January 1, 2014, NLC renewed its reinsurance contract for its first and second layers of reinsurance for an eighteen month period. The projected premiums on these treaties for NLIC and ASIC are $2.7 million and $1.6 million, respectively, in 2014. Additionally, NLC purchased an underlying excess of loss contract that provides $10 million aggregate coverage for sub-catastrophic events. The contract has a 66% subscription level, with a projected premium of $2.4 million in 2014.

During 2013, NLC experienced two significant catastrophes that resulted in losses in excess of retention at NLIC, as compared to one significant catastrophe during 2012 and none during 2011. NLC did not experience any significant catastrophe that resulted in losses in excess of retention at ASIC during 2013, 2012 or 2011. The two tornado, hail and wind storms that exceeded retention in 2013 had incurred losses of $18.3 million. The Texas hail storm that exceeded retention in 2012 had incurred losses of $8.3 million. Gross losses from other prior year catastrophic events, including Hurricanes Ike and Dolly, was $0.8 million, as compared to favorable development of $7.0 million in 2011. These losses have no effect on net loss and LAE incurred because the catastrophic events exceeded retention levels and are fully recoverable. The primary financial effect beyond the reinsurance retention is additional reinstatement premium payable to the affected reinsurers. Reinstatement premiums during 2013, 2012 and 2011 of $0.3 million, $0.5 million and $0.1 million, respectively, are recorded as ceded premiums.